John Hancock Funds II

Supplement dated September 26, 2014 to the current Class NAV shares Prospectus, as may be supplemented

China Emerging Leaders Fund (the fund)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following information supplements and supersedes any information to the contrary relating to the fund contained in the Prospectus.

At a meeting held on September 24-26, 2014, the fund’s Board of Trustees (Board) approved revisions to the fund’s 80% investment policy of investing in a portfolio of equities tied economically to The People’s Republic of China that will take effect on November 25, 2014. Pursuant to these revisions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadvisor.

In connection with the change to its 80% investment policy, the Board approved reducing the advisory fee payable by the fund and changing the fund’s name to Emerging Leaders Fund. These changes will take effect on November 25, 2014. John Hancock Advisers, LLC will continue to serve as the fund’s investment advisor, and Dimensional Fund Advisors LP will continue to serve as the fund’s subadvisor. Joseph H. Chi, Jed S. Fogdall, Henry F. Gray and Karen E. Umland will continue to be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

These changes are being implemented to facilitate the reorganization of the fund into Emerging Markets Fund, also a series of John Hancock Funds II (the Reorganization). On September 26, 2014, the Board voted to recommend that the shareholders of the fund approve the Reorganization. It is expected that the Reorganization will not have a tax impact on shareholders. Under the terms of the Reorganization, subject to shareholder approval at a meeting scheduled to be held on or about December 8, 2014, the fund would transfer all of its assets to Emerging Markets Fund in exchange for shares of equal value of Emerging Markets Fund. Emerging Markets Fund also would assume the fund’s liabilities. Emerging Markets Fund’s shares would then be distributed to the fund’s shareholders, and the fund would be terminated. If approved by the fund’s shareholders, the Reorganization is expected to occur as of the close of business on or about December 19, 2014. Further information regarding the proposed Reorganization will be contained in a proxy statement and prospectus, which is scheduled to become effective on or about December 1, 2014.

Effective November 25, 2014, the Prospectus is hereby amended as follows:

All references to “China Emerging Leaders Fund” are changed to “Emerging Leaders Fund” to reflect the fund’s new name.

The information under the heading “Principal investment strategies” in the “Fund summary” is revised and restated in its entirety as follows:

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadvisor. The fund’s investments may be made directly and indirectly (e.g., through derivatives and other synthetic instruments). A company is associated with an emerging market if its securities meet the definition of “Approved Market Securities,” as defined below.

The fund seeks long-term capital appreciation through investment primarily in emerging-market equity securities. The fund seeks to achieve its investment objective by investing in companies associated with emerging markets, which may include frontier markets (emerging-market countries at an earlier stage of development), authorized for investment by the Investment Committee of the subadvisor (Approved Markets) from time to time. The fund will also seek to purchase emerging-market equity securities across all market capitalizations with an increased exposure to securities of small-cap issuers and securities that it considers to be value securities, as described below.

The fund invests its assets primarily in Approved Markets equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (Approved Markets securities are defined below.) These exchanges may be either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs), or other similar securities, including dual-listed securities. The fund may invest in financial services companies.

The subadvisor believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadvisor may consider additional factors, such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the subadvisor uses for assessing value are subject to change from time to time. In addition, the subadvisor may adjust the representation in the fund of an eligible company, or exclude a company, after considering expected profitability relative to other eligible companies. In assessing expected profitability, the subadvisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The fund may not invest in certain eligible companies or Approved Markets described above because of constraints imposed within Approved Markets, restrictions on purchases by foreigners, and the fund’s policy to invest no more than 25% of its total assets in any one industry at the time of purchase.

The fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited.

In determining what countries are eligible markets for the fund, the subadvisor may consider various factors, including without limitation, the data, analysis, and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, MSCI, and Citigroup. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadvisor takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules, and the availability of other access to these markets for the fund and other affiliated funds.

The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash, pending investment in securities, or to maintain liquidity to pay redemptions. The fund also may use options, futures, options on futures, and foreign currency forward contracts as a substitute for direct investment in equities and to adjust investment and risk exposure. At times, the fund may invest a significant portion of its assets in exchange-traded futures contracts that are linked to the performance of equity market indices that provide exposure to one or more Approved Markets. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances, or exchange of one foreign currency to another currency.

The fund’s policy of seeking broad market diversification means the subadvisor will not utilize fundamental securities research techniques in identifying securities selections. Even though a company’s stock may meet the applicable market-capitalization criterion for investment, it may not be included for one or more reasons. For example, in the subadvisor’s judgment, the issuer may be considered in extreme financial difficulty or a material portion of its securities may be closely held and not likely available to support market liquidity. To this extent, there will be the exercise of discretion and consideration by the subadvisor in purchasing securities in an Approved Market and in determining the allocation of investments among Approved Markets.

The fund does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be held by the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The fund currently holds substantial positions in illiquid assets, some of which became illiquid subsequent to purchase by the predecessor subadvisor. Low trading volume, lack of a market maker or legal restrictions may impair the subadvisor’s ability to sell particular securities or close derivative positions at an advantageous price. The subadvisor intends to reduce these positions over time.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers and may invest more of its assets in the securities of a single issuer than a diversified fund.

In the event of a reorganization of the fund into another fund, the subadvisor may transition the fund’s portfolio in connection with such reorganization. This transition may involve the sale of a significant amount of certain portfolio securities. Accordingly, these transactions may cause the fund to not comply with its investment objectives and policies during the transition period.

Approved Markets

As of the date of this prospectus, the fund is authorized to invest in the countries listed below. The subadvisor will determine, in its discretion, when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the fund and characteristics of each country’s markets. The Investment Committee of the subadvisor may also authorize other countries for investment in the future, in addition to the countries listed below. Also, the fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past. Emerging markets approved for investment may include countries in an earlier stage of development that are sometimes referred to as frontier markets.

• Brazil	• Greece	• Mexico	• South Africa
• Chile	• Hungary	• Peru	• South Korea
• China	• India	• Philippines	• Taiwan
• Colombia	• Indonesia	• Poland	• Thailand
• Czech Republic	• Malaysia	• Russia	• Turkey
• Egypt

Approved Market Securities

“Approved Market Securities” are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies, or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets, or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the fund’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadvisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadvisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market securities.

The information under the heading “Principal risks” in the “Fund summary” is revised to remove the following risk factors: “China risk,” “Credit quality risk,” “Currency risk,” “Fixed income security risk,” “High portfolio turnover risk,” “Low exercise price warrants, p-notes and structured products risk,” “Lower rated fixed income securities risk and high yield securities risk,” and “Real estate investment trust risk.”

The information is also revised to remove the following paragraph:

See also “Low exercise price warrants, p-notes and structured products risk” for additional risks associated with the fund’s investments in those instruments.

The following risk factors are hereby added under the heading “Principal risks” in the “Fund summary”:

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

The information under the revised heading “Principal investment strategies — Emerging Leaders Fund” in the “Fund details” is revised and restated in its entirety as follows:

Emerging Leaders Fund

Investment objective: The fund seeks to achieve long-term capital appreciation.

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadvisor. The fund’s investments may be made directly and indirectly (e.g., through derivatives and other synthetic instruments). A company is associated with an emerging market if its securities meet the definition of “Approved Market Securities,” as defined below.

The fund seeks long-term capital appreciation through investment primarily in emerging-market equity securities. The fund seeks to achieve its investment objective by investing in companies associated with emerging markets, which may include frontier markets (emerging-market countries at an earlier stage of development), authorized for investment by the Investment Committee of the subadvisor (Approved Markets) from time to time. The fund will also seek to purchase emerging-market equity securities across all market capitalizations with an increased exposure to securities of small-cap issuers and securities that it considers to be value securities, as described below.

The fund invests its assets primarily in Approved Markets equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (Approved Markets securities are defined below.) These exchanges may be either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs), or other similar securities, including dual-listed securities. The fund may invest in financial services companies.

The subadvisor believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadvisor may consider additional factors, such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the subadvisor uses for assessing value are subject to change from time to time. In addition, the subadvisor may adjust the representation in the fund of an eligible company, or exclude a company, after considering expected profitability relative to other eligible companies. In assessing expected profitability, the subadvisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The fund may not invest in certain eligible companies or Approved Markets described above because of constraints imposed within Approved Markets, restrictions on purchases by foreigners, and the fund’s policy to invest no more than 25% of its total assets in any one industry at the time of purchase.

The fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited.

In determining what countries are eligible markets for the fund, the subadvisor may consider various factors, including without limitation, the data, analysis, and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, MSCI, and Citigroup. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadvisor takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules, and the availability of other access to these markets for the fund and other affiliated funds.

The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash, pending investment in securities, or to maintain liquidity to pay redemptions. The fund also may use options, futures, options on futures, and foreign currency forward contracts as a substitute for direct investment in equities and to adjust investment and risk exposure. At times, the fund may invest a significant portion of its assets in exchange-traded futures contracts that are linked to the performance of equity market indices that provide exposure to one or more Approved Markets. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances, or exchange of one foreign currency to another currency.

The fund’s policy of seeking broad market diversification means the subadvisor will not utilize fundamental securities research techniques in identifying securities selections. Even though a company’s stock may meet the applicable market-capitalization criterion for investment, it may not be included for one or more reasons. For example, in the subadvisor’s judgment, the issuer may be considered in extreme financial difficulty or a material portion of its securities may be closely held and not likely available to support market liquidity. To this extent, there will be the exercise of discretion and consideration by the subadvisor in purchasing securities in an Approved Market and in determining the allocation of investments among Approved Markets.

The fund does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be held by the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The fund currently holds substantial positions in illiquid assets, some which became illiquid subsequent to purchase by the predecessor subadvisor. Low trading volume, lack of a market maker or legal restrictions may impair the subadvisor’s ability to sell particular securities or close derivative positions at an advantageous price. The subadvisor intends to reduce these positions over time.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers and may invest more of its assets in the securities of a single issuer than a diversified fund.

In the event of a reorganization of the fund into another fund, the subadvisor may transition the fund’s portfolio in connection with such reorganization. This transition may involve the sale of a significant amount of certain portfolio securities. Accordingly, these transactions may cause the fund to not comply with its investment objectives and policies during the transition period.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

Approved Markets

As of the date of this prospectus, the fund is authorized to invest in the countries listed below. The subadvisor will determine, in its discretion, when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the fund and characteristics of each country’s markets. The Investment Committee of the subadvisor may also authorize other countries for investment in the future, in addition to the countries listed below. Also, the fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past. Emerging markets approved for investment may include countries in an earlier stage of development that are sometimes referred to as frontier markets.

• Brazil	• Greece	• Mexico	• South Africa
• Chile	• Hungary	• Peru	• South Korea
• China	• India	• Philippines	• Taiwan
• Colombia	• Indonesia	• Poland	• Thailand
• Czech Republic	• Malaysia	• Russia	• Turkey
• Egypt

Approved Market Securities

“Approved Market Securities” are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies, or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets, or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the fund’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadvisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadvisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market securities.

The information under the heading “Principal risks of investing” in the “Fund details” is revised to remove the following risk factors: “China risk,” and “Low exercise price warrants, p-notes and structured products risk.” The information is also revised to remove the following paragraph:

See also “Low exercise price warrants, p-notes and structured products risk” for additional risks associated with the fund’s investments in those instruments.

The following risk factors are hereby added under the heading “Principal risks of investing” in the “Fund details”:

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities. See “Risk Factors—Investment Company Securities” in the SAI for further information regarding investments in other investment companies.

Value investment risk

Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to, at times, underperform equity funds that use other investment strategies.

In the “Fund details — “Who’s who”” section, under the revised heading “Management fee for Emerging Leaders Fund,” the advisory fee table is deleted in its entirety and replaced with the following:

Average daily net assets	Annual Rate
First $100 million Excess over $100 million	1.000% 0.950%

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.